Deposits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest Expense, Deposits [Abstract]
Interest bearing checking accounts	$ 288	$ 442	$ 478
Savings accounts	1,338	1,657	1,729
Time deposits and money market accounts	33,227	16,859	10,983
Total	34,853	18,958	$ 13,190
Maturity of Time Deposits [Abstract]
Under 1 year	1,268,816
1 to 2 years	114,098
2 to 3 years	8,706
3 to 4 years	3,619
4 to 5 years	2,741
Over 5 years	197
Total time deposits	1,398,177	1,274,506
Amount included in time deposits with balance in excess of $250,000	$ 227,600	$ 182,200